Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	11 Months Ended	12 Months Ended	38 Months Ended	45 Months Ended	60 Months Ended	93 Months Ended	102 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Oct. 02, 2024	Sep. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Jan. 25, 2022	Sep. 30, 2021	Jun. 22, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 20, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 20, 2016
C000169744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Bank ETF
Account Value		$ 18,858	$ 18,858	$ 18,858	$ 18,858	$ 18,858	$ 18,858	$ 18,858	$ 18,858		$ 17,880		$ 16,441	$ 12,360	$ 12,458	$ 14,944	$ 18,040		$ 18,341		$ 17,364	$ 9,331	$ 8,465	$ 13,638	$ 12,810	$ 14,282	$ 14,982	$ 13,937		$ 12,988	$ 10,060	$ 10,000
Average Annual Return, Percent				14.70%			17.37%		7.72%
C000169745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Food & Beverage ETF
Account Value		13,941	13,941	$ 13,941	13,941	13,941	$ 13,941	13,941	$ 13,941		14,951		14,281	13,433	14,815	13,517	14,654		12,964		13,679	11,128	9,080	11,148	10,400	10,016	10,084	10,026		10,391	10,110	10,000
Average Annual Return, Percent				(2.38%)			8.95%		3.97%
C000169746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Oil & Gas ETF
Account Value		18,358	18,358	$ 18,358	18,358	18,358	$ 18,358	18,358	$ 18,358		17,373		19,099	17,533	15,446	13,854	14,758		10,522		8,522	5,104	4,367	8,572	9,984	12,996	10,321	9,696		10,474	10,554	10,000
Average Annual Return, Percent				(3.88%)			33.27%		7.38%
C000169747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Pharmaceuticals ETF
Account Value		15,238	15,238	$ 15,238	15,238	15,238	$ 15,238	15,238	$ 15,238		15,830		15,232	13,812	14,001	12,772	14,086		13,404		13,367	12,460	10,051	10,479	11,061	12,032	10,812	10,187		9,890	9,866	10,000
Average Annual Return, Percent				0.04%			8.68%		5.06%
C000169748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust S-Network E-Commerce ETF
Account Value		19,952	19,952	$ 19,952	19,952	19,952	$ 19,952	19,952	$ 19,952		18,876		16,245	13,853	14,251	11,506	16,487		18,080		16,644	14,017	9,498	12,180	11,569	12,608	10,714	10,097		9,955	10,000	10,000
Average Annual Return, Percent				22.82%			16.00%		8.44%
C000169749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Semiconductor ETF
Account Value		40,072	40,072	$ 40,072	40,072	40,072	$ 40,072	40,072	$ 40,072		49,290		47,745	35,509	33,928	25,337	36,303		34,851		33,470	24,699	16,981	17,779	16,201	15,472	16,467	14,282		12,592	10,361	10,000
Average Annual Return, Percent				(16.07%)			18.73%		17.68%
C000169750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Transportation ETF
Account Value		16,818	16,818	$ 16,818	16,818	16,818	$ 16,818	16,818	$ 16,818		17,885		17,851	15,390	14,860	12,606	17,230		16,317		17,322	12,304	7,942	12,108	12,098	13,085	12,750	12,273		11,498	10,301	10,000
Average Annual Return, Percent				(5.79%)			16.19%		6.29%
C000190378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Select ETF
Account Value		12,986	12,986	$ 12,986	12,986	12,986	$ 12,986	$ 12,986	$ 12,986		13,703		12,633	11,701	10,742	9,492	11,303		11,173		11,090	9,186	8,241	10,665	10,815	10,370	11,315	10,601	$ 10,000
Average Annual Return, Percent				2.80%			9.50%	3.42%
C000190379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Bloomberg Shareholder Yield ETF
Account Value		23,079	23,079	$ 23,079	23,079	23,079	$ 23,079	$ 23,079	23,079		23,275		21,352	17,177	17,070	14,627	18,076		17,173		16,194	12,745	9,955	12,087	11,441	11,728	10,954	10,331	10,000
Average Annual Return, Percent				8.09%			18.31%	11.35%
C000190380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust SMID Capital Strength ETF
Account Value		19,562	19,562	$ 19,562	19,562	19,562	$ 19,562	$ 19,562	19,562		19,858		18,618	15,349	15,219	13,131	15,932		15,337		14,853	10,405	8,363	11,594	11,038	11,505	10,804	10,385	10,000
Average Annual Return, Percent				5.07%			18.52%	9.01%
C000190381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust SMID Growth Strength ETF
Account Value		16,126	16,126	$ 16,126	16,126	16,126	$ 16,126	$ 16,126	16,126		17,519		16,612	14,487	14,905	12,783	15,903		15,276		15,234	9,814	7,914	10,989	10,917	11,880	10,726	10,633	10,000
Average Annual Return, Percent				(2.92%)			15.30%	6.34%
C000190382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust S&P 500 Diversified Dividend Aristocrats ETF
Account Value		20,096	20,096	$ 20,096	20,096	20,096	$ 20,096	$ 20,096	20,096		21,192		19,264	16,405	16,758	14,502	17,507		16,292		15,792	11,913	9,581	12,020	11,517	11,715	10,800	10,296	10,000
Average Annual Return, Percent				4.32%			15.97%	9.39%
C000227379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust S-Network Streaming & Gaming ETF
Account Value		12,141	12,141	$ 12,141	$ 12,141	12,141	$ 12,141	$ 12,141	12,141		10,989		10,463	8,531	8,654	6,545	9,519	$ 10,000
Average Annual Return, Percent				16.05%	6.30%
C000227613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Indxx Medical Devices ETF
Account Value		8,010	8,010	$ 8,010	$ 8,010	$ 8,010	8,010	8,010	8,010		8,860		8,470	7,159	8,101	6,472	8,907		10,270	$ 10,000
Average Annual Return, Percent				(5.44%)		(5.71%)
C000248907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust Bloomberg R&D Leaders ETF
Account Value		11,493	$ 11,493	$ 11,493	11,493	$ 11,493	11,493	11,493	11,493		11,901	$ 10,000
Average Annual Return, Percent			14.93%
C000251153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				First Trust New Constructs Core Earnings Leaders ETF
Account Value		$ 10,009	$ 10,009	$ 10,009	10,009	10,009	10,009	10,009	10,009	$ 10,000
Average Annual Return, Percent		0.09%
Nasdaq US BenchmarkTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US BenchmarkTM Index
Account Value		$ 29,193	29,193	$ 29,193	29,193	29,193	$ 29,193	29,193	$ 29,193		29,854		27,170	22,014	20,961	18,263	23,025		22,274		20,548	16,871	12,633	14,612	13,860	14,189	12,758	12,046		11,185	10,147	10,000
Average Annual Return, Percent				7.45%			18.24%		13.39%
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Account Value		23,233	23,233	$ 23,233	$ 23,233	23,233	$ 23,233	23,233	$ 23,233		23,778		21,671	18,050	17,599	14,942	19,013	10,000	18,832		17,723	14,778	11,464	13,382	12,918	13,199	12,581	12,023		10,962	10,133	10,000
Average Annual Return, Percent				7.21%	7.17%		15.18%		10.39%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Account Value		13,196	13,196	$ 13,196	$ 13,196	13,196	$ 13,196	$ 13,196	$ 13,196		13,936		12,175	11,056	11,288	9,898	12,640		13,769		14,261	11,648	9,004	10,538	10,939	10,755	11,798	10,843	10,000
Average Annual Return, Percent				8.39%			7.94%	3.63%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Account Value		$ 26,283	$ 26,283	$ 26,283	26,283	26,283	$ 26,283	$ 26,283	26,283	10,000	26,810	10,000	24,279	19,662	18,693	16,167	20,259		19,126		17,518	14,712	11,204	12,777	12,045	12,255	11,000	10,394	10,000
Average Annual Return, Percent		(1.07%)	12.86%	8.25%			18.59%	13.23%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Account Value		$ 25,091	$ 25,091	$ 25,091	25,091	25,091	$ 25,091	$ 25,091	25,091		25,659		23,402	18,979	18,099	15,755	19,798		19,127		17,689	14,504	10,884	12,612	11,976	12,254	11,011	10,422	10,000
Average Annual Return, Percent				7.22%			18.18%	12.55%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Account Value		12,798	12,798	$ 12,798	12,798	$ 12,798	$ 12,798	$ 12,798	12,798		13,052		11,953	9,856	9,557	8,082	10,279		10,056	10,000
Average Annual Return, Percent				7.07%		6.76%
Nasdaq US Benchmark BanksTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Benchmark BanksTM Index
Account Value		25,468	25,468	$ 25,468	25,468	$ 25,468	$ 25,468	25,468	$ 25,468		23,071		21,438	15,610	15,285	15,917	19,679		20,893		19,255	11,258	10,527	15,414	14,019	15,404	15,220	14,198		13,132	9,970	10,000
Average Annual Return, Percent				18.80%			19.33%		11.59%
Nasdaq US Smart BanksTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Smart BanksTM Index
Account Value		19,933	19,933	$ 19,933	19,933	19,933	$ 19,933	19,933	$ 19,933		18,858		17,277	12,938	12,998	15,550	18,730		18,985		17,909	9,577	8,653	13,912	13,020	14,483	15,145	14,039		13,043	10,062	10,000
Average Annual Return, Percent				15.37%			18.16%		8.43%
Nasdaq US Smart Food And BeverageTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Smart Food & BeverageTM Index
Account Value		14,700	14,700	$ 14,700	14,700	14,700	$ 14,700	14,700	$ 14,700		15,717		14,970	14,030	15,444	14,046	15,186		13,388		14,089	11,415	9,282	11,362	10,566	10,144	10,181	10,092		10,429	10,113	10,000
Average Annual Return, Percent				(1.80%)			9.63%		4.62%
Nasdaq US Benchmark Food Beverage and TobaccoTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Benchmark Food, Beverage and TobaccoTM Index
Account Value		18,736	18,736	$ 18,736	18,736	18,736	$ 18,736	18,736	$ 18,736		18,595		17,116	16,050	17,073	15,099	16,233		14,469		14,465	12,675	10,679	12,402	11,141	10,763	10,462	10,370		10,377	10,157	10,000
Average Annual Return, Percent				9.46%			11.90%		7.64%
Nasdaq US Smart Oil And GasTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Smart Oil & GasTM Index
Account Value		19,378	19,378	$ 19,378	19,378	19,378	$ 19,378	19,378	$ 19,378		18,288		20,045	18,344	16,097	14,390	15,310		10,875		8,766	5,220	4,457	8,736	10,146	13,176	10,426	9,755		10,501	10,557	10,000
Average Annual Return, Percent				(3.33%)			34.17%		8.07%
Nasdaq US Benchmark EnergyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Benchmark EnergyTM Index
Account Value		18,993	18,993	$ 18,993	18,993	18,993	$ 18,993	18,993	$ 18,993		17,899		18,744	17,854	16,162	14,223	14,554		9,964		9,101	5,330	4,873	9,448	10,567	12,136	10,547	10,532		10,603	10,590	10,000
Average Annual Return, Percent				1.33%			31.27%		7.81%
Nasdaq US Smart Pharmaceuticals TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Smart PharmaceuticalsTM Index
Account Value		16,109	16,109	$ 16,109	16,109	16,109	$ 16,109	16,109	$ 16,109		16,680		16,000	14,464	14,617	13,292	14,607		13,849		13,762	12,814	10,299	10,701	11,248	12,200	10,925	10,260		9,924	9,870	10,000
Average Annual Return, Percent				0.68%			9.36%		5.75%
Nasdaq US Benchmark Pharmaceuticals TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Benchmark PharmaceuticalsTM Index
Account Value		26,824	26,824	$ 26,824	26,824	26,824	$ 26,824	26,824	$ 26,824		27,138		25,364	21,638	20,541	18,944	20,042		17,192		16,205	14,823	12,615	12,663	13,102	13,046	11,275	11,273		10,391	9,959	10,000
Average Annual Return, Percent				5.76%			16.28%		12.27%
S Network Global E Commerce IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S-Network Global E-Commerce IndexTM
Average Annual Return, Percent	[1],[2]			19.58%
Nasdaq US Smart Semiconductor TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Smart SemiconductorTM Index
Account Value		42,307	42,307	$ 42,307	42,307	42,307	$ 42,307	42,307	$ 42,307		51,900		50,114	37,134	35,371	26,323	37,632		36,010		34,475	25,354	17,371	18,136	16,468	15,682	16,642	14,389		12,644	10,367	10,000
Average Annual Return, Percent				(15.59%)			19.49%		18.43%
Nasdaq US Benchmark Semiconductors TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Benchmark SemiconductorsTM Index
Account Value		85,407	85,407	$ 85,407	85,407	85,407	$ 85,407	85,407	$ 85,407		96,474		79,571	46,692	38,211	24,753	39,960		35,271		31,698	25,915	17,748	17,618	16,335	16,361	16,015	13,380		11,580	10,373	10,000
Average Annual Return, Percent				7.33%			36.92%		28.60%
Nasdaq US Smart TransportationTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Smart TransportationTM Index
Account Value		17,535	17,535	$ 17,535	17,535	17,535	$ 17,535	17,535	$ 17,535		18,608		18,512	15,900	15,300	12,965	17,715		16,749		17,797	12,603	8,106	12,350	12,296	13,260	12,883	12,359		11,536	10,303	10,000
Average Annual Return, Percent				(5.28%)			16.69%		6.81%
Nasdaq US Benchmark Industrial TransportationTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Benchmark Industrial TransportationTM Index
Account Value		26,343	26,343	$ 26,343	26,343	26,343	$ 26,343	26,343	$ 26,343		29,211		29,671	24,724	24,202	20,357	26,793		22,816		23,666	19,773	12,952	15,406	15,382	16,169	13,875	13,297		$ 11,615	$ 10,384	$ 10,000
Average Annual Return, Percent				(11.21%)			15.26%		12.03%
Nasdaq Riskalyze Emerging MarketsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Riskalyze Emerging MarketsTM Index
Account Value		15,170	15,170	$ 15,170	15,170	15,170	$ 15,170	$ 15,170	$ 15,170		16,046		14,514	13,259	11,985	10,527	12,428		12,226		11,895	9,693	8,651	11,133	11,183	10,681	11,406	10,675	10,000
Average Annual Return, Percent				4.52%			11.89%	5.50%
Nasdaq Emerging Large Mid CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Emerging Large Mid CapTM Index
Account Value		14,883	14,883	$ 14,883	14,883	14,883	$ 14,883	$ 14,883	14,883		15,545		13,106	11,882	11,930	10,432	13,068		13,794		14,091	11,627	9,084	11,258	11,430	10,918	11,838	10,840	10,000
Average Annual Return, Percent				13.56%			10.38%	5.24%
Bloomberg Shareholder Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Shareholder Yield Index
Average Annual Return, Percent	[3],[4]			8.74%
Nasdaq Riskalyze US Large CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Riskalyze US Large CapTM Index
Account Value		22,415	22,415	$ 22,415	22,415	22,415	$ 22,415	$ 22,415	22,415		23,673		22,104	17,857	17,688	15,105	18,624		17,639		16,582	13,006	10,123	12,257	11,560	11,818	11,003	10,349	10,000
Average Annual Return, Percent				1.41%			17.23%	10.93%
The SMID Capital Strength Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				The SMID Capital Strength Index
Average Annual Return, Percent	[5],[6]
Nasdaq Riskalyze US Mid CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Riskalyze US Mid CapTM Index
Account Value		18,683	18,683	$ 18,683	18,683	18,683	$ 18,683	$ 18,683	18,683		20,344		19,423	15,955	15,763	13,559	16,410		15,738		15,198	10,608	8,497	11,755	11,156	11,595	10,856	10,398	10,000
Average Annual Return, Percent				(3.81%)			17.07%	8.37%
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500TM Index
Account Value		17,963	17,963	$ 17,963	17,963	17,963	$ 17,963	$ 17,963	17,963		19,300		18,539	15,295	15,266	13,744	17,035		17,422		16,979	12,014	8,965	11,753	11,563	12,248	11,067	10,541	10,000
Average Annual Return, Percent				(3.11%)			14.91%	7.82%
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 1000® Index
Account Value		18,336	18,336	$ 18,336	18,336	18,336	$ 18,336	$ 18,336	18,336		19,703		18,886	15,568	15,600	13,673	16,639		16,346		16,069	11,070	8,596	11,528	11,239	12,091	10,990	10,451	10,000
Average Annual Return, Percent				(2.92%)			16.36%	8.11%
Nasdaq Riskalyze US Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Riskalyze US Small CapTM Index
Account Value		16,748	16,748	$ 16,748	16,748	16,748	$ 16,748	$ 16,748	16,748		18,389		17,381	15,104	15,481	13,228	16,422		15,723		15,637	10,026	8,056	11,152	11,043	11,985	10,781	10,653	10,000
Average Annual Return, Percent				(3.64%)			15.76%	6.85%
The SMID Growth Strength Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				The SMID Growth Strength Index
Average Annual Return, Percent	[7],[8]
S And P 500 Sector Neutral Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Sector-Neutral Dividend Aristocrats Index
Average Annual Return, Percent	[9],[10]			4.84%
Nasdaq Riskalyze US Large Cap Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Riskalyze US Large Cap Select DividendTM Index
Account Value		21,487	21,487	$ 21,487	21,487	21,487	$ 21,487	$ 21,487	21,487		22,667		20,728	16,976	17,295	14,917	17,984		16,685		16,132	12,131	9,720	12,173	11,629	11,798	10,844	10,309	10,000
Average Annual Return, Percent				3.66%			17.19%	10.33%
Nasdaq US 500 Large CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US 500 Large CapTM Index
Account Value		26,308	26,308	$ 26,308	26,308	26,308	$ 26,308	$ 26,308	26,308		26,800		24,275	19,587	18,601	16,132	20,282		19,445		$ 17,821	$ 15,055	$ 11,291	$ 12,794	$ 12,045	$ 12,258	$ 11,017	$ 10,387	$ 10,000
Average Annual Return, Percent				8.37%			18.43%	13.24%
S Network Streaming And Gaming Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S-Network Streaming & Gaming Index
Account Value		12,482	12,482	$ 12,482	$ 12,482	12,482	$ 12,482	$ 12,482	12,482		11,284		10,705	8,681	8,759	6,608	9,587	$ 10,000
Average Annual Return, Percent				16.60%	7.23%
Indxx Medical Devices Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Indxx Medical Devices Index
Account Value		8,176	8,176	$ 8,176	$ 8,176	$ 8,176	8,176	8,176	8,176		9,052		8,615	7,258	8,181	6,538	8,987		10,309	10,000
Average Annual Return, Percent				(5.10%)		(5.20%)
MSCI World Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Health Care Index
Account Value		11,426	11,426	$ 11,426	11,426	$ 11,426	11,426	11,426	11,426		12,270		$ 11,554	$ 10,154	$ 10,195	$ 9,158	$ 10,586		$ 10,152	$ 10,000
Average Annual Return, Percent				(1.11%)		3.60%
Bloomberg R And D Leaders Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg R&D Leaders Select Index
Account Value		11,560	$ 11,560	$ 11,560	11,560	$ 11,560	11,560	11,560	11,560		$ 11,934	$ 10,000
Average Annual Return, Percent			15.60%
Bloomberg New Constructs Core Earnings Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg New Constructs Core Earnings Leaders Index
Account Value		$ 10,034	$ 10,034	$ 10,034	$ 10,034	$ 10,034	$ 10,034	$ 10,034	$ 10,034	$ 10,000
Average Annual Return, Percent		0.34%

[1]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.
[4]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[5]	On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[6]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[7]	On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[8]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[9]	On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[10]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.